Leases-Group as Lessee (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Future Minimum Lease Payment under Non-cancelable Operating Leases
Future minimum lease payment under
non-cancelable
operating leases are as follows:

(In millions of yen)

December 31, 2018
Less than one year	9,662
Between, one year to five years	26,226
Five years and more	22,800

Total	58,688

Summary Of Expenses Relating To Leases
The expenses relating to leases are as follows:

(In millions of yen)

For the year ended December 31, 2019
Depreciation of right-of-use assets
Property	9,445
Data center, etc.	1,015

Total depreciation expenses	10,460

Interest expense relating to lease liabilities	1,215
Expense relating to short-term leases	708
Expense relating to leases of low-value assets excluding expense relating to short-term leases	32
Expense relating to variable lease payments (1)	7, 791

(1)
These expenses are related to the variable lease payments which are excluded from measurement of the lease liabilities. The variable lease payments are mainly related to the use of IT infrastructure services and those are calculated based on the actual usage volume of server equipment and storage.

Summary Of Right Of Use Assets	The carrying amounts of the right-of-use assets are as follows:

(In millions of yen)

December 31, 2019
Right-of-use assets
Property	28,640
Data center, etc.	25,697

Total	54,337

Summary Of Changes In The Carrying Amounts Of The Right-Of-Use Assets
The changes in the carrying amounts of the
right-of-use
assets are as follows:

(In millions of yen)

December 31, 2019
Balance at January 1, 2019	—
Adjustment on adoption of new accounting standard	46,279

Balance at January 1, 2019 (adjusted)	46,279
Acquisitions	19,727
Disposals	(304)
Depreciation	(10,460)
Impairment (1)	(617)
Exchange differences	(328)
Other	40

Balance at December 31, 2019	54,337

(1)	Refer to Note 11 Impairment for further details.